Schedule of Common Stock Available for Issuance (Details) - Common Class A [Member] - shares	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Class of Stock [Line Items]
Authorized number of shares of Class A Common Stock	285,000,000	285,000,000	285,000,000
Class A Common Stock outstanding	48,747,626	32,824,230	0
Reserve for conversion of Class B Common Stock	2,004,901	2,129,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000	9,000,000
Reserve for exercise of other common stock warrants	12,708,400	9,675,800
Reserve for Earnout Shares	3,500,000	3,500,000
Reserve for RaGE Earnout	642,809	1,285,618
Stock options and RSUs outstanding	8,656,766	7,204,099
Reserve for vested RSUs with deferred delivery	4,260,968
Awards available for grant under 2023 Equity Incentive Plan	5,185,685	1,840,022
Reserve for issuance under 2023 Employee Stock Purchase Plan	687,055	687,055
Shares of Class A Common stock available for issuance	189,605,790	216,853,275
Class A Common Stock available for issuance	189,605,790	216,853,275